Commitments and contingencies (Tables)	12 Months Ended
Mar. 31, 2021
Commitments and contingencies
Schedule of future minimum payments under the cooperation agreements

	March 31, 2021
	RMB	US$

Fiscal years ending March 31,
2022	4,850	740
2023	3,600	549
2024	3,600	549
2025	3,600	549
2026	3,600	549
2027 and thereafter	12,900	1,971
Total payments	32,150	4,907